Income Tax - Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 227	$ 148	$ 149
Additions based on tax positions related to the current year	52	44	36
Additions for tax positions of prior years	27	39	19
Reduction for tax positions of prior years	(48)		(3)
Reduction for lapse of statute of limitations			(50)
Reduction due to ST-Ericsson deconsolidation	(8)
Settlements		(1)
Prepayment	(1)	(6)
Foreign currency translation	6	3	(3)
Balance at end of year	$ 255	$ 227	$ 148